SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Feb. 28, 2021
SHORT-TERM INVESTMENTS
Held-to-maturity investments	$ 580,352	$ 1,927,862
Variable-rate financial instruments	150,000	457,723
Available-for-sale securities	340,183	308,970
Short-term investments	$ 1,070,535	$ 2,694,555